Fair Value Measurements (Tables)	12 Months Ended
Feb. 28, 2015
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Company's Level 3 Assets
The following table summarizes the changes in fair value of the Company’s Level 3 assets for the years ended March 1, 2014 and February 28, 2015:

Level 3
Balance at March 2, 2013	$41
Principal payments	(1)
Balance at March 1, 2014	40
Principal repayments	(2)
Change in fair value	2
Balance at February 28, 2015	$40

Significant Unobservable Inputs Used in Fair Value Measurement of Each of Above Level 3 Assets
The following table presents the significant unobservable inputs used in the fair value measurement of each of the above Level 3 assets, as well as the impact on the fair value measurement resulting from a significant increase or decrease in each input in isolation:

As at February 28, 2015	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)	Effect of Significant Increase/(Decrease) in Input on Fair Value
Auction rate securities	$37	Discounted cash flow	Weighted-average life	7 - 18 years (13 years)	(Decrease)/increase
			Collateral value (as a % of fair value)	99% - 144% (115%)	Increase/(decrease)
			Probability of waterfall event	10%	Increase/(decrease)
			Probability of permanent suspension of auction	5%	(Decrease)/increase
Corporate bonds/notes	$3	Discounted cash flow	Anticipated monthly principal and interest payments	$0.1 million	Increase/(decrease)
			Yearly decrease in payments	10%	(Decrease)/increase
			Collateral value (as a % of fair value)	138%	Increase/(decrease)
			Current securities in technical default, by collateral grouping	0 - 100% (13%)	(Decrease)/increase
			Average recovery rate of securities in technical default	30%	Increase/(decrease)
			Additional defaults assumption	0 - 44% (18%)	(Decrease)/increase